Summary of Significant Accounting Policies - Schedule of Financial Assets and Liabilities Measured on Recurring Basis (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Securities and other investments owned:
Total securities and other investments owned	$ 221,900	$ 199,358	$ 709,398
Loans receivable, at fair value	55,018	90,103	532,419
Other assets
Total assets measured at fair value	276,918	289,461	1,241,817
Securities sold not yet purchased:
Contingent consideration		4,538	25,194
Securities sold not yet purchased:
Total securities sold not yet purchased	22,375	5,675	8,601
Liability-classified warrants	8,500
Total liabilities measured at fair value	30,875	10,213	33,795
Equity Securities [Member]
Securities and other investments owned:
Total securities and other investments owned	178,711	165,408	647,122
Securities sold not yet purchased:
Total securities sold not yet purchased	18,132	1,891	1,037
Corporate Bond Securities [Member]
Securities and other investments owned:
Total securities and other investments owned	33,048	29,027
Securities sold not yet purchased:
Total securities sold not yet purchased	1,954	3,784
Other Fixed Income Securities [Member]
Securities and other investments owned:
Total securities and other investments owned	10,141	4,923	2,989
Securities sold not yet purchased:
Total securities sold not yet purchased	2,289	5,675	1,593
Level 1 [Member]
Securities and other investments owned:
Total securities and other investments owned	149,820	150,353	250,586
Loans receivable, at fair value
Other assets
Total assets measured at fair value	149,820	150,353	250,586
Securities sold not yet purchased:
Contingent consideration
Securities sold not yet purchased:
Total securities sold not yet purchased	18,132		1,037
Liability-classified warrants
Total liabilities measured at fair value	18,132		1,037
Level 1 [Member] | Equity Securities [Member]
Securities and other investments owned:
Total securities and other investments owned	149,734	124,892	194,541
Securities sold not yet purchased:
Total securities sold not yet purchased	18,132		1,037
Level 1 [Member] | Corporate Bond Securities [Member]
Securities and other investments owned:
Total securities and other investments owned	86	25,461
Securities sold not yet purchased:
Total securities sold not yet purchased
Level 1 [Member] | Other Fixed Income Securities [Member]
Securities and other investments owned:
Total securities and other investments owned
Securities sold not yet purchased:
Total securities sold not yet purchased
Level 2 [Member]
Securities and other investments owned:
Total securities and other investments owned	43,103	8,489	6,231
Loans receivable, at fair value
Other assets
Total assets measured at fair value	43,103	8,489	6,231
Securities sold not yet purchased:
Contingent consideration
Securities sold not yet purchased:
Total securities sold not yet purchased	4,243	5,675	7,564
Liability-classified warrants
Total liabilities measured at fair value	4,243	5,675	7,564
Level 2 [Member] | Equity Securities [Member]
Securities and other investments owned:
Total securities and other investments owned
Securities sold not yet purchased:
Total securities sold not yet purchased		1,891
Level 2 [Member] | Corporate Bond Securities [Member]
Securities and other investments owned:
Total securities and other investments owned	32,962	3,566
Securities sold not yet purchased:
Total securities sold not yet purchased	1,954	3,784
Level 2 [Member] | Other Fixed Income Securities [Member]
Securities and other investments owned:
Total securities and other investments owned	10,141	4,923	2,989
Securities sold not yet purchased:
Total securities sold not yet purchased	2,289	5,675	1,593
Level 3 [Member]
Securities and other investments owned:
Total securities and other investments owned	28,977	40,516	452,581
Loans receivable, at fair value	55,018	90,103	532,419
Other assets
Total assets measured at fair value	83,995	130,619	985,000
Securities sold not yet purchased:
Contingent consideration		4,538	25,194
Securities sold not yet purchased:
Total securities sold not yet purchased
Liability-classified warrants	8,500
Total liabilities measured at fair value	8,500	4,538	25,194
Level 3 [Member] | Equity Securities [Member]
Securities and other investments owned:
Total securities and other investments owned	28,977	40,516	452,581
Securities sold not yet purchased:
Total securities sold not yet purchased
Level 3 [Member] | Corporate Bond Securities [Member]
Securities and other investments owned:
Total securities and other investments owned
Securities sold not yet purchased:
Total securities sold not yet purchased
Level 3 [Member] | Other Fixed Income Securities [Member]
Securities and other investments owned:
Total securities and other investments owned
Securities sold not yet purchased:
Total securities sold not yet purchased